Financial instruments and related disclosures - Summary Anticipated Contractual Cash Flows for Derivative Instruments, Excluding Embedded Derivatives and Equity Options, Using Undiscounted Cash Flows (Detail) - Derivative Instruments [Member] - GBP (£)
£ in Millions
	Dec. 31, 2018	Dec. 31, 2017
Interest rate swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Receivable, Foreign exchange forward contracts and swaps	£ 121
Payables, Interest rate swaps	(8)
Foreign Exchange Forward Contracts and Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Receivable, Foreign exchange forward contracts and swaps	28,255	£ 20,319
Payables, Interest rate swaps	(28,315)	(20,326)
Not later than 1 year [member] | Interest rate swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Receivable, Foreign exchange forward contracts and swaps	49
Payables, Interest rate swaps	(3)
Not later than 1 year [member] | Foreign Exchange Forward Contracts and Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Receivable, Foreign exchange forward contracts and swaps	26,680	20,319
Payables, Interest rate swaps	(26,802)	£ (20,326)
Between 1 and 2 years [member] | Interest rate swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Receivable, Foreign exchange forward contracts and swaps	48
Payables, Interest rate swaps	(3)
Between 1 and 2 years [member] | Foreign Exchange Forward Contracts and Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Receivable, Foreign exchange forward contracts and swaps	1,575
Payables, Interest rate swaps	(1,513)
Between 2 and 3 years [member] | Interest rate swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Receivable, Foreign exchange forward contracts and swaps	24
Payables, Interest rate swaps	(2)
Between 2 and 3 years [member] | Foreign Exchange Forward Contracts and Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Receivable, Foreign exchange forward contracts and swaps	0
Payables, Interest rate swaps	£ 0